Income Taxes (Details) - USD ($)		12 Months Ended
	Jul. 31, 2023	Apr. 30, 2023	Jul. 31, 2022	Apr. 30, 2022
Income Taxes [Abstract]
Tax amount	$ 2,780,000	$ 2,250,000		$ 3,280,000
Percentage of income tax utilized	80.00%
Net operating loss carry forwards	$ 2,110,000	$ 1,580,000		2,610,000
Net operating loss carry forwards expiration date	20 years	20 years
Interest and penalties	$ 11,279	$ 57,835	$ 11,261	25,160
Uncertain tax	$ 114,561	$ 103,282		$ 45,543
Limitation of future taxable income		U.S. federal NOL carryovers available to offset future taxable income which do not expire but are limited to 80% of income until utilized.